UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Tiger Consumer Management LLC

Address:    101 Park Avenue
            New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steve Tarrab
Title:      Chief Financial Officer
Phone:      (212) 984-2378

Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York            February 14, 2012
--------------------           -------------------           ------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:   $1,426,469
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                              FORM 13F
                                                         December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----   ----      ------ ----
AMAZON COM INC                COM              023135106  56,966       329,095 SH         SOLE                  329,095  0     0
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -   G0457F107  47,919     2,334,083 SH         SOLE                2,334,083  0     0
CHICOS FAS INC                COM              168615102  42,161     3,784,660 SH         SOLE                3,784,660  0     0
CATALYST HEALTH SOLUTIONS IN  COM              14888B103  41,836       804,546 SH         SOLE                  804,546  0     0
COACH INC                     COM              189754104  43,474       712,215 SH         SOLE                  712,215  0     0
DOLLAR GEN CORP NEW           COM              256677105  71,013     1,726,121 SH         SOLE                1,726,121  0     0
EBAY INC                      COM              278642103  47,012     1,550,000 SH         SOLE                1,550,000  0     0
EXPRESS SCRIPTS INC           COM              302182100  53,169     1,189,719 SH         SOLE                1,189,719  0     0
GUESS INC                     COM              401617105  33,259     1,115,340 SH         SOLE                1,115,340  0     0
GREEN MTN COFFEE ROASTERS IN  COM              393122106  57,916     1,291,331 SH         SOLE                1,291,331  0     0
HERBALIFE LTD                 COM USD SHS      G4412G101  50,016       967,990 SH         SOLE                  967,990  0     0
HARLEY DAVIDSON INC           COM              412822108  35,875       922,948 SH         SOLE                  922,948  0     0
STARWOOD HOTELS&RESORTS WRLD  COM              85590A401  37,161       774,673 SH         SOLE                  774,673  0     0
MICHAEL KORS HLDGS LTD        SHS              G60754101  35,005     1,284,589 SH         SOLE                1,284,589  0     0
KRAFT FOODS INC               CL A             50075N104  80,511     2,155,000 SH         SOLE                2,155,000  0     0
KROGER CO                     COM              501044101  67,868     2,802,152 SH         SOLE                2,802,152  0     0
LIZ CLAIBORNE INC             COM              539320101  32,286     3,741,085 SH         SOLE                3,741,085  0     0
LIFE TIME FITNESS INC         COM              53217R207  48,768     1,043,171 SH         SOLE                1,043,171  0     0
MCKESSON CORP                 COM              58155Q103  70,712       907,617 SH         SOLE                  907,617  0     0
MSC INDL DIRECT INC           CL A             553530106  30,094       420,602 SH         SOLE                  420,602  0     0
NETFLIX INC                   COM              64110L106  38,331       553,202 SH         SOLE                  553,202  0     0
PRICELINE COM INC             COM NEW          741503403  58,199       124,433 SH         SOLE                  124,433  0     0
RALPH LAUREN CORP             CL A             751212101  49,758       360,354 SH         SOLE                  360,354  0     0
STARBUCKS CORP                COM              855244109  53,473     1,162,200 SH         SOLE                1,162,200  0     0
SIGNET JEWELERS LIMITED       SHS              G81276100  36,571       831,922 SH         SOLE                  831,922  0     0
STANLEY BLACK & DECKER INC    COM              854502101  43,036       636,633 SH         SOLE                  636,633  0     0
TEXAS ROADHOUSE INC           COM              882681109  25,783     1,730,405 SH         SOLE                1,730,405  0     0
UNDER ARMOUR INC              CL A             904311107  34,950       486,831 SH         SOLE                  486,831  0     0
URBAN OUTFITTERS INC          COM              917047102  45,851     1,663,688 SH         SOLE                1,663,688  0     0
WYNDHAM WORLDWIDE CORP        COM              98310W108  42,072     1,112,131 SH         SOLE                1,112,131  0     0
QUIKSILVER INC                COM              74838C106  11,359     3,146,641 SH         SOLE                3,146,641  0     0
ZUMIEZ INC                    COM              989817101   4,065       146,419 SH         SOLE                  146,419  0     0

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